GOING CONCERN (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Going Concern
Accumulated deficit	$ (27,195,318)	$ (27,061,939)
Working capital deficiency	$ (1,336,664)